S000072728 [Member] Expense Example - SA Wellington Government and Quality Bond Portfolio	Jul. 28, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014